Financial risk management (Details 4) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commodity Derivatives [Member]
IfrsStatementLineItems [Line Items]
Commodity derivatives	$ 39	$ 69